Stock-Based Compensation - Summary of Stock Option Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Number of Shares Outstanding
Beginning balance			10,027,000	5,616,000	4,554,000
Options granted		0	2,738,740	5,706,000	1,742,000
Options exercised				(809,000)	(341,000)
Options cancelled/forfeited/expired				(486,000)	(339,000)
Ending balance				10,027,000	5,616,000	4,554,000
Vested and expected to vest at June 30, 2019	[1]			8,670,000
Vested at June 30, 2019				3,241,000
Weighted average average exercise price per share
Weighted average average exercise price per share, Beginning balance			$ 5.90	$ 2.83	$ 2.27
Weighted average average exercise price per share, Options granted			$ 15.12	8.30	4.17
Weighted average average exercise price per share, Options exercised				2.10	2.03
Weighted average average exercise price per share, Options cancelled/forfeited/expired				4.92	2.99
Weighted average average exercise price per share, Ending balance				5.90	$ 2.83	$ 2.27
Weighted average average exercise price per share, Vested and expected to vest at June 30, 2019	[1]			5.66
Weighted average average exercise price per share, Vested at June 30, 2019				$ 2.68
Weighted average remaining contractual term (in years)
Weighted average remaining contractual term (in years)				8 years 4 months 13 days	7 years 9 months	7 years 11 months 12 days
Vested and expected to vest at June 30, 2019	[1]			8 years 2 months 23 days
Vested at June 30, 2019				6 years 5 months 15 days
Aggregate intrinsic value				$ 75,223	$ 13,640	$ 8,230
Vested and expected to vest at June 30, 2019	[1]			67,129
Vested at June 30, 2019				$ 34,755

[1]	The expected-to-vest options are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding options.